Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


[GRAPHIC OMITTED]

GROWTH EQUITY

Semiannual Report
2002





DELAWARE
S&P 500 Index Fund



[GRAPHIC OMITTED] POWERED BY RESEARCH.(SM)

A Commitment
  to Our Investors

Experience

 o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

 o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance

 o  We strive to deliver consistently good performance in all asset classes.

 o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

 o  We are committed to providing the highest standards of client service.

 o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

 o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

 o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

 o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed approximately $85 billion in assets as of March 31, 2002.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.


Table
  of Contents

Letter to Shareholders                                          1

Portfolio Management Review                                     2

Performance Summary                                             4

Financial Statements:

   Statement of Net Assets                                      5

   Statement of Operations                                     12

   Statements of Changes in Net Assets                         13

   Financial Highlights                                        14

   Notes to Financial Statements                               16

Letter                                               Delaware S&P 500 Index Fund
  to Shareholders                                    April 9, 2002


Recap of Events

The six months ended March 31, 2002 were quite challenging for investors. Review of the period would be incomplete without mentioning September 11 and its effects.

Like our nation's recovery, the economy has bounced back from a recession that began, as many analysts believe, in March 2001. Following September 11, the fourth quarter of 2001 began with great uncertainty. Despite rising unemployment and slumping industrial production, the economy showed surprising strength. The Department of Commerce recently released its adjusted fourth quarter annualized GDP rate, which was +1.7%. Many analysts cite this number as evidence that the recession is over. If so, our analysis shows the recession as the mildest of 10 such events since the close of WWII and the only one not to have posted consecutive quarters of negative real economic growth.


We believe there are several catalysts for the resumed expansion, including the Federal Reserve's aggressive program of adding liquidity to the weakening economy. Low inflation meant continued strength in consumer demand. Despite rising unemployment, American consumers kept up their purchases of goods and services.

Stocks have been viewed as a barometer of future earnings. Given the evidence of mounting economic vitality and bolstered by panic selling after September 11, stock prices rose significantly in the fourth quarter of 2001. The benchmark S&P 500 Index gained +10.68% in the quarter. The following quarter it added a very slight gain, resulting in a total return for the index of +10.99% for the six months under review. Delaware S&P 500 Index Fund posted a +10.74% return by comparison, outpacing the return of the Lipper S&P 500 Index Funds average, which gained +10.57% for the same period. Index funds typically trail the indexes which they track by a small margin, due to the expenses associated with running a mutual fund.

Outlook -- We believe an economic recovery is underway. However, we expect earnings growth to return slowly over the months ahead as businesses continue to strive for the right mix of labor and capital to meet stated profit goals. With the stock market focused on earnings, a muted recovery in the U.S. is not the ideal scenario for equity investors over the short term. However, with the recession seemingly behind us, the prospects for long-term growth are easier to envision than they were six months ago.

As we look to a brighter future, we'd like to call your attention to Delaware Investments' continuing commitment to customer service. We are always looking for ways to meet our shareholders' changing needs. Earlier this year we debuted Delaware eDelivery, a new service that allows you to receive your fund materials, including these reports, electronically instead of via U.S. mail. We hope you find this new feature useful in managing your investments.


Sincerely,


/s/ Charles E. Haldeman, Jr.
-------------------------------------
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds



/s/ David K. Downes
-------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds


Total Return

For the period ended March 31, 2002                                  Six Months
Delaware S&P 500 Index - Institutional Class Shares                    +10.74%
Lipper S&P 500 Objective Funds Average (182 funds)                     +10.57%
Standard & Poor's 500 Index                                            +10.99%
--------------------------------------------------------------------------------
All performance shown above is at net asset value and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on page 4. The Lipper category represents the average return of mutual funds which are designed to replicate the performance of the Standard & Poor's 500 Index (Source: Lipper Inc.). The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. You cannot invest directly in an index. Past performance is not a guarantee of future results.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Portfolio                                            Delaware S&P 500 Index Fund
  Management Review                                  April 9, 2002




Fund Manager
James B. May
Senior Portfolio Manager
State Street Global Advisors

The Fund's Results

Before our new fiscal year began, equity prices, as measured by the benchmark S&P 500 Index, had been trending lower throughout the summer of 2001 after peaking on May 21. As expected, the market experienced a sell-off in the aftermath of September 11, but the S&P 500 Index began moving higher in the weeks just prior to the start of our fiscal year on October 1, 2001. The index rose from a level of 965 to 1148 by the close of 2001 and then gained a near imperceptible +0.28% during the first quarter of 2002.

For the six months ended March 31, 2002, the S&P 500 Index recorded a total gain of +10.99%. Delaware S&P 500 Index Fund, which attempts to track the index, returned +10.74% during the six month period (Institutional Class shares at net asset value with distributions reinvested). The Fund's peer group, as measured by the 182 funds in the Lipper S&P 500 Objective Funds Average, gained +10.57% for the same period.

The six-month gain of the S&P 500 Index is all the more remarkable given the Pandora's box opened by Enron. With the collapse of the energy-trading firm in the fourth quarter of 2001, scrutiny has been directed toward corporate accounting and reporting standards. Several large companies have since issued revised versions of past financial statements. The federal government is currently examining whether changes to business reporting standards are warranted to enable greater transparency of corporate operations.

Portfolio Highlights

During the six months ended March 31, 2002, Delaware S&P 500 Index Fund was invested in all 500 stocks of the index. The Fund's largest holdings as of March 31, 2002 were General Electric, Microsoft, and Exxon Mobil.

Microsoft's stock made significant gains during the fourth quarter of 2001 as technology issues rallied, but later gave up some of those gains. General Electric's performance was generally flat for the six months, while Exxon Mobil's stock made gains late in the period.

Almost all of the positive performance posted by the index came during the market rebound that occurred in the final calendar quarter of 2001. During that quarter alone, the index posted a +10.68% gain.

The rally was often led by growth-oriented issues, including many of the large-cap technology stocks that had struggled in recent years. Of the technology market's various sub-sectors, semiconductors were especially strong performers.

As was true in the Fund's last annual report, the telecommunications sector provided a drag on the S&P 500 Index performance for the six months ended March 31, 2002. The utilities sector also hampered Fund performance, due in part to mild weather.

The strongest performance in the index came from consumer discretionary stocks. Likely in anticipation of the economy's turnaround, basic materials stocks also finished the period with strong gains. Rising oil prices helped the index's energy sector, where positive performance was led by names such as ChevronTexaco and Royal Dutch Petroleum.

Each fiscal quarter, a number of changes are usually made to the S&P 500 Index at the discretion of the Standard & Poor's Index Committee. In selecting new candidates for the index, the Committee weighs trading analysis, liquidity, ownership, fundamental analysis, market capitalization, and sector representation. Mergers and acquisitions will also frequently play a role in altering the composition of the index.

Additions to the S&P 500 Index during the period included ACE Limited, Genzyme, and the Jones Apparel Group. Deletions included the stocks of Mead and Westvaco, which remained represented in the index as MeadWestvaco after their merger. K Mart Stores, Ralston-Purina, and Enron were also among the highly visible names deleted.

Outlook

We think the intermediate-term future appears bright for the S&P 500 Index and the Fund. The Department of Commerce's fourth quarter 2001 statistics make it clear that the recession is over. Real quarterly GDP rose at a promising +1.7% annualized rate, helped by the boost to income from 2001's tax cuts and a surge in federal defense and security spending. Total business inventories conversely were down, an encouraging sign that businesses are gradually moving product off their shelves (Source: U.S. Department of the Census, Census Bureau).

Nonetheless, there are still reasons for concern. Significant strengthening of earnings has yet to take place, and corporate spending is not likely to become a major driving force in the near-term. Meanwhile, the consumer continues to spend at near-record levels, which causes many economists to be concerned. For these reasons, we are expecting a muted economic recovery and moderate returns for the index during the rest of 2002.

We believe that a fund which tracks performance of the S&P 500 Index remains an excellent way for long-term investors to participate in the equity market. We encourage investors to regularly review their financial goals and asset mix with their advisors, as market fluctuations create the need for periodic rebalancing of asset allocations.

--------------------------------------------------------------------------------
S&P 500 Statistics
As of March 31, 2002
--------------------------------------------------------------------------------
Total Market Value                                            $10.50 trillion
--------------------------------------------------------------------------------
Median Market Value                                             $8.79 billion
--------------------------------------------------------------------------------
Largest Company Market Value                                  $372.09 billion
--------------------------------------------------------------------------------
Smallest Company Market Value                                    $439 million
--------------------------------------------------------------------------------
Median Share Price                                                     $38.32
--------------------------------------------------------------------------------
Price/Earnings Ratio                                                    29.64
--------------------------------------------------------------------------------
Dividend Yield                                                          1.38%
--------------------------------------------------------------------------------
Source: Standard & Poor's Index Services
--------------------------------------------------------------------------------



Equity Securities                                   Equity Securities
Added to the                                        Eliminated From the
S&P 500 Index Since                                 S&P 500 Index Since
September 30, 2001                                  September 30, 2001

ACE Limited                                         Enron
ChevronTexaco                                       Chevron
Equity Office Properties                            FMC Corp.
Equity Resident Properties                          Global Crossing
Genzyme                                             General Public Utilities
Jones Apparel Group                                 Homestake Mining
Health Management Associates                        K Mart Stores
Marshall & Ilsley                                   Mead
MeadWestvaco                                        Niagra Mohawk Holdings
Nvidia                                              National Services Industries
Plum Creek Timber                                   Ralston-Purina
Rational Software                                   Texaco
TECO Energy                                         Westvaco
Waters Corp.                                        Willamette Industries

Delaware
  S&P 500 Index Fund

Fund Basics
As of March 31, 2002
--------------------------------------------------------------------------------
Fund Objective:
Seeks to replicate the total return of the Standard & Poor's 500
Composite Stock Price Index.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$52.71 million
--------------------------------------------------------------------------------
Number of Holdings:
500
--------------------------------------------------------------------------------
Fund Start Date:
January 12, 2000
--------------------------------------------------------------------------------
Your Fund Manager:
James B. May holds a BS in finance from Bentley College and an MBA from Boston College. He is a Principal and Senior Portfolio Manager at State Street Global Advisors, where he manages several mutual funds as well as several separately managed funds. Previously, he worked in State Street's Passive U.S. Equity group. Mr. May is a member of the Financial Management Association and is a CFA charterholder.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Consultant Class    DSPCX
Institutional Class DSPNX



Fund Performance
Average Annual Total Returns
Through March 31, 2002                                   Lifetime    One Year
--------------------------------------------------------------------------------
Consultant Class (Est. 1/12/00)                           -9.23%      -0.17%
Institutional Class (Est. 1/12/00)                        -9.11%      +0.01%
--------------------------------------------------------------------------------

Returns reflect reinvestment of all distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.

The Fund offers Consultant and Institutional Class shares. Institutional Class shares were first made available on January 12, 2000 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware S&P 500 Index Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

"S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Consultant Class shares are available without a sales charge but are subject to an annual distribution and service fee of up to 0.30%.

Statement                                            Delaware S&P 500 Index Fund
  of Net Assets                                      March 31, 2002 (Unaudited)



                                                          Number of      Market
                                                            Shares       Value

Common Stock - 96.88%
Aerospace & Defense - 1.58%
  Boeing                                                    4,082    $  196,958
  General Dynamics                                            995        93,480
  Honeywell International                                   3,919       149,980
  Lockheed Martin                                           2,123       122,242
  Northrop                                                    549        62,064
  Textron                                                     722        36,894
  United Technologies                                       2,294       170,215
                                                                     ----------
                                                                        831,833
                                                                     ----------
Automobiles & Automotive Parts - 1.14%
  Cooper Industries                                           476        19,968
  Cooper Tire & Rubber                                        300         6,495
  Cummins Engine                                              200         9,446
  Dana                                                        700        15,029
  Danaher                                                     722        51,276
  Delphi Automotive Systems                                 2,676        42,789
  Ford Motor                                                8,829       145,590
  General Motors                                            2,724       164,666
  Genuine Parts                                               809        29,747
  Goodrich (B.F.)                                             504        15,947
  Goodyear Tire & Rubber                                      800        20,456
 +Navistar International                                      310        13,733
  PACCAR                                                      368        26,941
  TRW                                                         570        29,338
  Visteon                                                     627        10,377
                                                                     ----------
                                                                        601,798
                                                                     ----------

Banking, Finance & Insurance - 17.96%
  ACE Limited                                               1,300        54,210
  AFLAC                                                     2,588        76,346
  Allstate                                                  3,457       130,571
  Ambac Financial Group                                       471        27,822
  American Express                                          6,518       266,977
  American International Group                             12,685       915,095
  AmSouth Bancorporation                                    1,793        39,410
  Aon                                                       1,283        44,905
  Bank of America                                           7,692       523,210
  Bank of New York                                          3,599       151,230
  Bank One                                                  5,639       235,597
  BB&T                                                      2,224        84,757
  Bear Stearns                                                509        31,940
  Block (H&R)                                                 934        41,516
  Capital One Financial                                     1,021        65,191
  Charter One Financial                                     1,087        33,936
  Chubb                                                       816        59,650
  Cigna                                                       746        75,637
  Cincinnati Financial                                        776        33,880
  Citigroup                                                25,029     1,239,435
  Comerica                                                    826        51,683
 +Conseco                                                   1,600         5,792
  Coutrywide Credit Industry                                  550        24,613
  Equifax                                                     700        20,930
  Fannie Mae                                                4,907       391,971
  Fifth Third Bancorp                                       2,821       190,361

                                                         Number of     Market
                                                           Shares      Value

Common Stock (continued)
Banking, Finance & Insurance (continued)
  Fleet Boston Financial                                    5,125    $  179,375
  Franklin Resources                                        1,283        53,783
  Freddie Mac                                               3,363       213,113
  Golden West Financial                                       767        48,705
  Hartford Financial Services                               1,209        82,357
  Household International                                   2,226       126,437
  Huntington Bancshares                                     1,165        22,951
  Jefferson-Pilot                                             750        37,560
  John Hancock Financial Services                           1,500        57,285
  JP Morgan Chase                                           9,588       341,812
  KeyCorp                                                   2,097        55,885
  Lehman Brothers Holdings                                  1,164        75,241
  Lincoln National                                            948        48,092
  Loews                                                       975        57,116
  Marsh & McLennan                                          1,366       154,003
  Marshall & Ilsley                                           500        31,120
  MBIA                                                        732        40,033
  MBNA                                                      4,147       159,950
  Mellon Financial                                          2,305        88,950
  Merrill Lynch & Company                                   4,143       229,439
  Metropolitan Life Insurance                               3,500       110,250
  MGIC Investment                                             519        35,515
  Morgan Stanley Dean Witter                                5,393       309,073
  National City                                             2,989        91,942
  Northern Trust                                            1,065        64,017
  PNC Financial Group                                       1,413        86,885
  Progressive                                                 359        59,817
  Providian Financial                                       1,253         9,460
  Regions Financial                                         1,105        37,957
  Safeco                                                      595        19,064
  Schwab (Charles)                                          6,692        87,598
  SouthTrust                                                1,662        43,877
  St. Paul                                                  1,032        47,317
  State Street Bank                                         1,573        87,113
  Stilwell Financial                                        1,079        26,425
  Suntrust Banks                                            1,373        91,620
  Synovus Financial                                         1,464        44,623
  T. Rowe Price Group                                         564        21,957
  Torchmark                                                   569        22,925
  U.S. Bancorp                                              9,311       210,149
  Union Planters                                              700        33,173
  UnumProvident                                             1,128        31,505
  USA Education                                               780        76,284
  Wachovia                                                  6,583       244,098
  Washington Mutual                                         4,697       155,612
  Wells Fargo                                               8,255       407,797
  XL Capital Ltd. - Class A                                   600        56,010
  Zions Bancorp                                               473        28,035
                                                                     ----------
                                                                      9,459,970
                                                                     ----------
Buildings & Materials - 0.29%
  Centex                                                      275        14,281
  Fluor                                                       356        14,521
  GBP Home                                                    200         8,680

Statement
  of Net Assets (continued)

                                                          Number of     Market
                                                           Shares       Value

Common Stock (continued)
Buildings & Materials (continued)
  Louisiana-Pacific                                           500    $    5,370
  Masco                                                     2,260        62,037
  Pulte                                                       300        14,355
  Snap-on                                                     257         8,751
  Vulcan Materials                                            499        23,722
                                                                     ----------
                                                                        151,717
                                                                     ----------
Business Services - 0.57%
 +Cendant                                                   4,802        92,198
  Cintas                                                      800        39,888
 +Convergys                                                   843        24,928
  Deluxe                                                      282        13,045
  Paychex                                                   1,800        71,460
 +Robert Half International                                   900        26,568
 +Sabre Group Holdings                                        693        32,370
                                                                     ----------
                                                                        300,457
                                                                     ----------
Cable, Media & Publishing - 2.19%
 +Clear Channel Communications                              2,950       151,660
  Donnelley & Sons                                            547        17,012
  Dow Jones                                                   403        23,463
  Gannett                                                   1,327       100,985
  InterPublic Group                                         1,808        61,978
  Knight-Ridder                                               457        31,391
  McGraw-Hill                                                 975        66,544
  Meredith                                                    200         8,502
  Moody's Corp                                                766        31,483
  New York Times                                              771        36,900
  Omnicom Group                                               854        80,618
 +TMP Worldwide                                               500        17,235
  Tribune                                                   1,492        67,826
 +Univision Communications Class A                          1,044        43,848
 +Viacom Class B                                            8,622       417,045
                                                                     ----------
                                                                      1,156,490
                                                                     ----------
Chemicals - 1.80%
  Air Products & Chemicals                                  1,084        55,989
  Avery Dennison                                              511        31,186
  Dow Chemical                                              4,423       144,721
  duPont(E.I.)deNemours                                     5,005       235,986
  Eastman Chemical                                            346        16,881
  Englehard                                                   608        18,866
  Great Lakes Chemical                                        200         5,634
 +Hercules                                                    500         6,655
  Pharmacia                                                 6,274       282,832
  PPG Industries                                              799        43,873
  Praxair                                                     776        46,405
  Rohm & Haas                                               1,068        45,144
  Sigma-Aldrich                                               365        17,140
                                                                     ----------
                                                                        951,312
                                                                     ----------
Computers & Technology - 12.26%
  Adobe Systems                                             1,108        44,641
 +American Power Conversion                                   933        13,790

                                                         Number of     Market
                                                           Shares      Value

Common Stock (continued)
Computers & Technology (continued)
 +AOL Time Warner                                          21,529    $  509,161
 +Apple Computer                                            1,715        40,594
  Autodesk                                                    244        11,392
  Automatic Data Processing                                 3,059       178,248
 +Avaya                                                     1,719        12,686
 +BMC Software                                              1,200        23,340
 +Cisco Systems                                            35,653       603,605
 +Citrix Systems                                              844        14,584
  Compaq Computer                                           8,306        86,798
  Computer Associates International                         2,823        61,795
 +Computer Sciences                                           799        40,549
 +Compuware                                                 1,807        23,328
 +Comverse Technology                                         812        10,288
 +Concord EFS                                               2,440        81,130
 +Dell Computer                                            12,685       331,205
  Electronic Data Systems                                   2,340       135,697
 +EMC                                                      10,776       128,450
  First Data                                                1,867       162,896
 +Fiserv                                                      905        41,621
 +Gateway                                                   1,506         9,518
  Hewlett-Packard                                           9,431       169,192
  International Business Machines                           8,394       872,976
 +Intuit                                                    1,000        38,360
 +Jabil Circuit                                             1,000        23,530
 +Lexmark International Class A                               583        33,336
 Linear Technology                                          1,551        68,585
 +Mercury Interactive                                         443        16,679
 +Micron Technology                                         2,965        97,549
 +Microsoft                                                26,342     1,588,685
 +NCR                                                         486        21,749
 +Novell                                                    1,764         6,862
 +Nvidia                                                      700        31,052
 +Oracle                                                   26,725       342,080
 +Palm                                                      2,789        11,126
 +Parametric Technology                                     1,200         7,248
 +PeopleSoft                                                1,501        54,832
  PerkinElmer                                                 599        11,082
  Pitney Bowes                                              1,144        48,963
 +Rational Software                                           900        14,247
 +Sapient                                                     354         1,682
 +Siebel Systems                                            2,239        73,014
 +Sun Microsystems                                         15,769       139,083
 +Teradyne                                                    913        36,000
 +Unisys                                                    1,500        18,945
 +Veritas Software                                          1,905        83,496
  Xerox                                                     3,411        36,668
 +Yahoo                                                     2,824        52,159
                                                                     ----------
                                                                      6,464,496
                                                                     ----------
Consumer Products - 3.18%
  Avon Products                                             1,107        60,132
  Black & Decker                                              339        15,777
  Clorox                                                    1,103        48,124

Statement
  of Net Assets (continued)

                                                          Number of    Market
                                                           Shares      Value

Common Stock (continued)
Consumer Products (continued)
 +Corning                                                   4,473    $   34,084
  Gillette                                                  5,105       173,621
  International Flavors & Fragrances                          500        17,485
  Kimberly-Clark                                            2,594       167,702
  Mattel                                                    2,065        43,035
  Maytag                                                      396        17,523
  Minnesota Mining & Manufacturing                          1,872       215,299
  Procter & Gamble                                          6,333       570,540
  Tyco International                                        9,684       312,987
                                                                     ----------
                                                                      1,676,309
                                                                     ----------
Consumer Services - 0.01%
 +American Greetings Class A                                  300         5,445
                                                                     ----------
                                                                          5,445
                                                                     ----------
Electronics & Electrical Equipment - 8.35%
 +Advanced Micro Devices                                    1,610        23,683
 +Agilent Technologies                                      2,285        79,884
 +Altera                                                    1,856        40,591
 +Analog Devices                                            1,760        79,270
 +Applied Micro Circuits                                    1,400        11,200
 +Broadcom Class A                                          1,275        45,773
 +Conexant Systems                                          1,200        14,460
  Eaton                                                       342        27,695
  Emerson Electric                                          2,068       118,683
  FirstEnergy                                               1,447        50,037
  General Electric                                         48,348     1,810,632
  Intel                                                    32,662       993,250
 +JDS Uniphase                                              6,572        38,709
 +KLA Instruments                                             946        62,909
 +LSI Logic                                                 1,775        30,175
 +Maxim Integrated Products                                 1,567        87,298
  Molex                                                       979        33,942
  Motorola                                                 10,868       154,326
 +National Semiconductor                                      913        30,759
 +Novellus Systems                                            720        38,974
 +PMC - Sierra                                                800        13,024
 +Power-One                                                   274         2,241
 +QLogic                                                      448        22,185
  Raytheon Class B                                          2,079        85,343
  Rockwell Collins                                            880        22,194
  Rockwell International                                      880        17,653
 +Sanmina                                                   2,481        29,152
 +Solectron                                                 3,958        30,872
  Symbol Technologies                                       1,000        11,240
 +Tektronix                                                   456        10,789
  Texas Instruments                                         8,470       280,357
  Thomas & Betts                                              300         6,348
 +Vitesse Semiconductor                                       984         9,643
  Whirlpool                                                   308        23,269
 +Xilinx                                                    1,594        63,537
                                                                     ----------
                                                                      4,400,097
                                                                     ----------

                                                          Number of    Market
                                                           Shares      Value

Common Stock (continued)
Energy - 7.50%
  Amerada Hess                                                460    $   36,506
  Anadarko Petroleum                                        1,252        70,663
  Apache                                                      635        36,119
  Ashland                                                     306        13,926
  Baker Hughes                                              1,593        60,932
  Burlington Resources                                      1,026        41,132
  ChevronTexaco                                             5,236       472,654
  Conoco                                                    3,060        89,291
  Constellation Energy                                        766        23,631
  Devon Energy                                                783        37,795
  Dynegy                                                    1,660        48,140
  El Paso                                                   2,522       111,044
  Eog Resources                                               543        22,024
  Exxon Mobil                                              33,278     1,458,574
  Halliburton                                               2,065        35,250
  Kerr-McGee                                                  494        31,048
  Kinder Morgan                                               601        29,106
  Marathon Oil                                              1,498        43,142
 +Mirant                                                    1,879        27,152
 +Nabors Industries                                           674        28,477
  Nicor                                                       235        10,704
  Nisource                                                  1,015        23,294
 +Noble Drilling                                              597        24,710
  Occidental Petroleum                                      1,853        54,015
  Peoples Energy                                              200         7,876
  Phillips Petroleum                                        1,830       114,924
 +Rowan Companies                                             440        10,138
  Royal Dutch Petroleum                                    10,311       560,094
  Schlumberger Limited                                      2,795       164,402
  Sempra Energy                                             1,000        25,150
  Sunoco                                                      400        16,004
  TECO Energy                                                 700        20,041
  Transocean Sedco Forex                                    1,548        51,440
  Unocal                                                    1,216        47,363
  Williams                                                  2,522        59,418
  Xcel Energy                                               1,818        46,086
                                                                     ----------
                                                                      3,952,265
                                                                     ----------
Environmental Services - 0.28%
 +Allied Waste Industries                                     900        11,700
  Applera Corp - Applied Biosystems Group                   1,038        23,199
  Ecolab                                                      607        27,752
  Waste Management                                          3,063        83,467
                                                                     ----------
                                                                        146,118
                                                                     ----------
Food, Beverage & Tobacco - 5.56%
  Adolph Coors Company                                        194        13,089
  Anheuser Busch                                            4,283       223,573
  Archer-Daniels-Midland                                    3,141        43,754
  Ball                                                        354        16,716
  Brown-Forman Class B                                        340        24,738
  Campbell Soup                                             2,021        54,163
  Coca-Cola Co                                             12,107       632,711
  Coca-Cola Enterprises                                     2,103        39,494
  ConAgra                                                   2,648        64,214

Statement
  of Net Assets (continued)

                                                         Number of      Market
                                                           Shares       Value

Common Stock (continued)
Food, Beverage & Tobacco (continued)
  Darden Restaurants                                          600    $   24,354
  Fortune Brands                                              752        37,126
  General Mills                                             1,798        87,832
  Heinz (H.J.)                                              1,723        71,505
  Hershey Foods                                               707        48,458
  Kellogg Company                                           1,999        67,106
  Pepsi Bottling Group                                      1,360        35,183
  PepsiCo                                                   8,532       439,398
  Philip Morris                                            10,510       553,562
  Sara Lee                                                  3,834        79,594
  Supervalu                                                   606        15,635
  Sysco                                                     3,244        96,736
  Unilever NV - NY Shares                                   2,811       159,665
  UST                                                         775        30,171
 +Waters                                                      600        16,782
  Wrigley (W.M.) Jr.                                        1,076        57,362
                                                                     ----------
                                                                      2,932,921
                                                                     ----------
Healthcare & Pharmaceuticals - 13.16%
  Abbott Laboratories                                       7,530       396,078
  Aetna                                                       745        28,921
  Allergan                                                    590        38,144
  AmerisourceBergen Class A                                   548        37,428
 +Amgen                                                     5,107       304,786
  Bard (C.R.)                                                 251        14,822
  Bausch & Lomb                                               232        10,340
  Baxter International                                      2,864       170,465
  Becton Dickinson                                          1,303        49,149
 +Biogen                                                      740        36,304
  Biomet                                                    1,359        36,775
 +Boston Scientific                                         2,005        50,305
  Bristol-Myers Squibb                                      9,410       381,011
  Cardinal Health                                           2,163       153,335
 +Chiran Bio Tech                                             962        44,146
 +Forest Laboratories                                         819        66,912
 +Genzyme Corp - General Division                           1,000        43,670
 +Guidant                                                   1,514        65,586
  HCA - The Healthcare Company                              2,509       110,597
 +Health Management Associates Class A                      1,200        24,876
 +HEALTHSOUTH                                               1,828        26,232
 +HUMANA                                                      800        10,824
 +Immunex                                                   2,600        78,676
  IMS Health                                                1,406        31,565
  Johnson & Johnson                                        14,916       968,794
 +King Pharmaceutical                                       1,174        41,102
  Lilly (Eli)                                               5,426       413,461
 +Manor Care                                                  500        11,650
  McKesson HBOC                                             1,448        54,199
 +Medimmune                                                 1,221        48,022
  Medtronic                                                 5,899       266,694
  Merck & Company                                          11,086       638,332
  Millipore                                                   237        10,485
  Pfizer                                                   30,532     1,213,342
 +Quintiles Transnational                                     600        10,650
 +Saint Jude Medical                                          441        34,023

                                                          Number of    Market
                                                            Shares     Value
Common Stock (continued)
Healthcare & Pharmaceuticals (continued)
  Schering-Plough                                           7,101    $  222,261
  Stryker                                                     978        59,003
 +Tenet Healthcare                                          1,555       104,216
  UnitedHealth Group                                        1,545       118,069
 +Watson Pharmaceutical                                       514        13,924
 +Wellpoint Health Networks                                   744        47,370
  Wyeth                                                     6,393       419,700
 +Zimmer Holdings                                             972        33,097
                                                                     ----------
                                                                      6,939,341
                                                                     ----------
Hotels/Diversified Reits - 0.07%
  Starwood Hotels & Resorts Worldwide                       1,000        37,610
                                                                     ----------
                                                                         37,610
                                                                     ----------
Industrial Machinery - 1.05%
 +Applied Materials                                         4,031       218,763
  Caterpillar                                               1,711        97,270
  Crane Co.                                                   300         8,202
  Deere & Co.                                               1,198        54,569
  Grainger (W.W.)                                             480        26,990
  Ingersoll-Rand - Class A                                    789        39,466
  ITT Industries                                              408        25,720
 +McDermott International                                     300         4,665
  Pall                                                        597        12,233
  Parker Hannifin                                             541        26,996
  Stanley Works                                               399        18,454
 +Thermo Electron                                             899        18,636
                                                                     ----------
                                                                        551,964
                                                                     ----------
Leisure, Lodging & Entertainment - 1.48%
  Carnival Cruise Lines                                     2,802        91,485
  Eastman Kodak                                             1,465        45,664
  Harley-Davidson                                           1,460        80,490
 +Harrah's Entertainment                                      547        24,210
  Hasbro                                                      800        12,656
  Hilton Hotels                                             1,709        24,439
 +International Game Technology                               400        24,928
  Marriott International Class A                            1,212        54,479
  McDonald's                                                6,214       172,439
  Walt Disney                                               9,916       228,861
  Wendy's International                                       540        18,889
                                                                     ----------
                                                                        778,540
                                                                     ----------
Metals & Mining - 0.81%
  Alcan Aluminum                                            1,551        61,466
  Alcoa                                                     4,081       154,017
  Allegheny Technologies                                      400         6,616
  Barrick Gold                                              2,630        48,813
 +Freeport-McMoRan Copper & Gold Class B                      700        12,334
 +Inco Limited                                                831        16,263
  Newmont Mining                                            1,940        53,719
  Nucor                                                       330        21,199
 +Phelps Dodge                                                432        18,187
  Placer Dome                                               1,500        18,375

Statement
  of Net Assets (continued)

                                                          Number of    Market
                                                            Shares     Value

Common Stock (continued)
Metals & Mining (continued)
  United States Steel                                         400    $    7,260
  Worthington Industries                                      400         6,144
                                                                     ----------
                                                                        424,393
                                                                     ----------
Miscellaneous - 0.08%
  Dover                                                       995        40,795
                                                                     ----------
                                                                         40,795
                                                                     ----------
Multifamily Reits - 0.07%
  Equity Residential Properties Trust                       1,300        37,362
                                                                     ----------
                                                                         37,362
                                                                     ----------
Office / Industrial REITs - 0.11%
  Equity Office Properties Trust                            2,000        59,980
                                                                     ----------
                                                                         59,980
                                                                     ----------
Packaging & Containers - 0.30%
  Bemis                                                       235        12,772
  Illinois Tool Works                                       1,509       109,177
 +Pactiv                                                      800        16,016
 +Sealed Air                                                  393        18,502
                                                                     ----------
                                                                        156,467
                                                                     ----------
Paper & Forest Products - 0.53%
  Boise Cascade                                               254         9,205
  Georgia-Pacific                                           1,097        32,855
  International Paper                                       2,336       100,470
  MeadWestvaco                                                951        31,526
  Plum Creek Timber                                           900        26,739
  Temple-Inland                                               273        15,485
  Weyerhaeuser                                              1,045        65,689
                                                                     ----------
                                                                        281,969
                                                                     ----------
Retail - 7.68%
  Alberto Culver Class B                                      269        14,526
  Albertson's                                               1,992        66,015
 +AutoZone                                                    532        36,628
 +Bed Bath & Beyond                                         1,368        46,170
 +Best Buy                                                  1,030        81,576
 +Big Lots                                                    500         7,025
  Circuit City Stores                                         956        17,246
  Colgate-Palmolive                                         2,659       151,962
 +Costco Wholesale                                          2,225        88,600
  CVS Corporation                                           1,873        64,300
  Dillard                                                     400         9,544
  Dollar General                                            1,541        25,087
  Family Dollar Stores                                        800        26,808
 +Federated Department Stores                                 898        36,683
  Gap                                                       4,159        62,551
  Home Depot                                               11,406       554,446
 +Kohl's                                                    1,592       113,271
 +Kroger                                                    3,855        85,427
  Limited                                                   2,517        45,054
  Liz Claiborne                                               512        14,520
  Lowe's Companies                                          3,800       165,262
  May Department Stores                                     1,394        48,581
  Nordstrom                                                   600        14,700

                                                           Number of   Market
                                                            Shares     Value
Common Stock (continued)
Retail (continued)
 +Office Depot                                              1,524    $   30,251
  Penney (J.C.)                                             1,300        26,923
  Radioshack                                                  860        25,834
 +Safeway                                                   2,398       107,958
  Sears, Roebuck                                            1,580        81,007
  Sherwin-Williams                                            800        22,784
 +Staples                                                   2,241        44,753
 +Starbucks                                                 1,866        43,161
  Target                                                    4,388       189,211
  Tiffany                                                     736        26,165
  TJX Companies New                                         1,328        53,133
 +Toys R Us                                                   997        17,906
 +Tricon Global Restaurant                                    733        43,086
  Tupperware                                                  300         6,825
  V F                                                         535        23,139
  Wal-Mart Stores                                          21,642     1,326,438
  Walgreen                                                  4,931       193,246
  Winn-Dixie Stores                                           700        11,228
                                                                     ----------
                                                                      4,049,030
                                                                     ----------
Telecommunications - 5.30%
  A T & T                                                  17,297       271,563
 +A T & T Wireless Services                                13,149       117,684
 +ADC Telecommunications                                    3,650        14,856
  Alltel                                                    1,522        84,547
 +Andrew                                                      356         5,956
  BellSouth                                                 9,120       336,163
 +Ciena                                                     1,600        14,400
 +Comcast Special Class A                                   4,614       146,725
  Lucent Technologies                                      16,679        78,892
 +Network Appliance                                         1,604        32,690
 +Nextel Communications                                     3,736        20,100
 +Nortel Network                                           15,274        68,580
 +QUALCOMM                                                  3,755       141,338
  Qwest Communications International                        7,951        65,357
  SBC Communications                                       16,274       609,298
  Scientific-Atlanta                                          702        16,216
 +Sprint                                                    4,723        48,600
 +Tellabs                                                   1,878        19,663
  Verizon Communications                                   13,210       603,036
 +Worldcom                                                 14,391        96,995
                                                                     ----------
                                                                      2,792,659
                                                                     ----------
Textiles, Apparel & Furniture - 0.41%
  Johnson Controls                                            453        40,004
 +Jones Apparel Group                                         600        20,970
  Leggett & Platt                                           1,000        24,800
  Newell Rubbermaid                                         1,339        42,794
  Nike                                                      1,351        81,074
 +Reebok International                                        300         8,109
                                                                     ----------
                                                                        217,751
                                                                     ----------

Statement
  of Net Assets (continued)

                                                          Number of    Market
                                                            Shares     Value

Common Stock (continued)
Transportation & Shipping - 0.81%
 +AMR                                                         753   $    19,887
  Brunswick                                                   400        10,928
  Burlington Northern Santa Fe                              1,850        55,833
  CSX                                                       1,035        39,444
  Delta Air Lines                                             562        18,389
 +FedEx Corp                                                1,404        81,572
  Norfolk Southern                                          1,833        43,882
  Ryder System                                                300         8,862
  Southwest Airlines                                        3,704        71,672
  Union Pacific                                             1,232        76,556
 +US Airways                                                  366         2,361
                                                                    -----------
                                                                        429,386
                                                                    -----------
Utilities - 2.35%
 +AES                                                       2,467        22,203
  Allegheny Energy                                            573        23,694
  Ameren                                                      706        30,182
  American Electric Power                                   1,543        71,117
 +Calpine                                                   1,481        18,809
  CenturyTel                                                  722        24,548
  Cinergy                                                     800        28,600
 +Citizens Communications                                   1,300        13,975
  CMS Energy                                                  600        13,578
  Consolidated Edison                                       1,052        44,089
  Dominion Resources                                        1,240        80,798
  DTE Energy                                                  785        35,718
  Duke Energy                                               4,008       151,501
 +Edison International                                      1,520        25,460
  Entergy                                                   1,057        45,884
  Exelon                                                    1,555        82,368
  FPL Group                                                   824        49,069
  Keyspan                                                     643        23,399
  PG&E                                                      1,922        45,282
  Pinnacle West Capital                                       397        18,004
  PPL                                                         732        28,995
  Progress Energy                                           1,041        52,092
  Public Service Enterprise Group                           1,032        47,266
  Reliant Energy                                            1,489        38,401
  Southern                                                  3,408        90,278
  Sprint                                                    4,312        65,930
  TXU                                                       1,264        68,901
                                                                    -----------
                                                                      1,240,141
                                                                    -----------
Total Common Stock (cost $56,010,204)                                51,068,616
                                                                    -----------

                                                         Principal
                                                          Amount
U.S. Treasury Obligations - 0.28%
 *U.S. Treasury Bill 1.73% 6/13/02                       $150,000       149,480
                                                                    -----------
Total U.S. Treasury Obligations
  (cost $149,468)                                                       149,480
                                                                    -----------

                                                        Principal      Market
                                                         Amount        Value

Repurchase Agreements - 5.25%
  With BNP Paribas 1.82%
     4/1/02 (dated 3/28/02,
     collateralized by $1,065,000
     U.S. Treasury Notes 3.25% due
     12/31/03,
     market value $1,068,451.                          $1,046,000   $ 1,046,000
  With J. P. Morgan Chase 1.75%
     4/1/02 (dated 3/28/02,
     collateralized by $699,000
     U.S. Treasury Bills due 6/27/02,
     market value $695,893                                679,000       679,000
  With UBS Warburg 1.80%
     4/1/02 (dated 3/28/02,
     collateralized by $397,000
     U.S. Treasury Notes 6.125%
     8/31/02, market value $406,005
     and $137,000 U.S. Treasury Notes
     5.625% due 11/30/02,
     market value $141,937 and
     $237,000 U.S. Treasury Notes 6.25%
     due 2/15/03, market value $246,383
     and $235,000 U.S. Treasury Notes
     10.75% due 2/15/03,
     market value $254,007
     and $17,000 U.S. Treasury Notes
     7.875% due 11/15/04,
     market value $18,827)                              1,046,000     1,046,000
                                                                    -----------
Total Repurchase Agreements
  (cost $2,771,000)                                                   2,771,000
                                                                    -----------

Total Market Value of Securities - 102.41%
  (cost $58,930,672)                                                 53,989,096
Liabilities Net of Receivables and Other
  Assets - (2.41%)                                                   (1,274,594)
                                                                    -----------
Net Assets Applicable to 7,827,211
  Shares Outstanding - 100.00%                                      $52,714,502
                                                                    -----------

Net Asset Value - Delaware S&P 500
  Index Fund Consultant Class
  ($22,177,494 / 3,295,153 Shares)                                        $6.73
                                                                          -----
Net Asset Value - Delaware S&P 500
  Institutional Class
  ($30,537,008 / 4,532,058 Shares)                                        $6.74
                                                                          -----

Statement
  of Net Assets (continued)


Components of Net Assets at March 31, 2002:
Shares of beneficial interest
  (unlimited authorization - no par)                  $59,023,547
Undistributed net investment income                       160,613
Accumulated net realized loss on investments           (1,498,905)
Net unrealized depreciation of investments             (4,970,753)
                                                      -----------
Total net assets                                      $52,714,502
                                                      ===========

+Non-income producing security for the period ended March 31, 2002.

*Principal amount of $150,000 pledged as collateral for futures contracts. Zero coupon bond. The interest rate shown is the yield at the time of purchase.

See accompanying notes

Statement                            Delaware S&P 500 Index Fund
  of Operations                      Six Months Ended March 31, 2002 (Unaudited)


Investment Income:
  Dividends                                                             $288,699
  Interest                                                                20,046    $  308,745
                                                                        --------    ----------

Expenses:
  Dividend disbursing and transfer agent fees and expenses               294,927
  Registration fees                                                       20,867
  Reports and statements to shareholders                                  16,589
  Management fees                                                         15,194
  Distribution expenses - Consultant Class                                10,471
  Accounting and administration                                            9,150
  Custodian fees                                                           7,425
  Professional fees                                                        5,700
  Trustees' fees                                                           1,250
  Taxes (other than taxes on income)                                          60
  Other                                                                    7,497       389,130
                                                                        --------
  Less expenses absorbed or waived                                                    (291,349)
  Less expenses paid indirectly                                                           (501)
                                                                                    ----------
  Total expenses                                                                        97,280
                                                                                    ----------
Net Investment Income                                                                  211,465
                                                                                    ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on:
  Investments                                                                         (218,399)
  Futures contracts                                                                    174,914
                                                                                    ----------
  Net realized loss                                                                    (43,485)
  Net change in unrealized appreciation/depreciation of investments                  3,752,318
                                                                                    ----------
Net Realized and Unrealized Gain on Investments                                      3,708,833
                                                                                    ----------

Net Increase in Net Assets Resulting from Operations                                $3,920,298
                                                                                    ==========

See accompanying notes

Statements
  of Changes in Net Assets                           Delaware S&P 500 Index Fund


                                                                                    Six Months           Year
                                                                                       Ended             Ended
                                                                                      3/31/02           9/30/01
                                                                                    (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                             $   211,465      $   282,732
  Net realized loss on investments                                                      (43,485)      (1,125,816)
  Net change in unrealized appreciation/depreciation of investments                   3,752,318       (8,768,636)
                                                                                    -----------      -----------
  Net increase (decrease) in net assets resulting from operations                     3,920,298       (9,611,720)
                                                                                    -----------      -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Consultant Class                                                                   (101,180)         (40,118)
    Institutional Class                                                                (175,492)        (183,721)

  Net realized gain on investments:
    Consultant Class                                                                    (65,044)          (7,742)
    Institutional Class                                                                (107,688)         (30,163)
                                                                                    -----------      -----------
                                                                                       (449,404)        (261,744)
                                                                                    -----------      -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Consultant Class                                                                 10,527,308       13,819,501
    Institutional Class                                                              10,532,045        8,749,382

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Consultant Class                                                                    166,225           47,861
    Institutional Class                                                                 224,649          213,884
                                                                                    -----------      -----------
                                                                                     21,450,227       22,830,628
                                                                                    -----------      -----------
  Cost of shares repurchased:
    Consultant Class                                                                 (3,577,974)      (2,622,084)
    Institutional Class                                                              (2,227,054)      (5,860,538)
                                                                                    -----------      -----------
                                                                                     (5,805,028)      (8,482,622)
                                                                                    -----------      -----------
Increase in net assets derived from capital share transactions                       15,645,199       14,348,006
                                                                                    -----------      -----------
Net Increase in Net Assets:                                                          19,116,093        4,474,542

Net Assets:
  Beginning of period                                                                33,598,409       29,123,867
                                                                                    -----------      -----------
  End of period                                                                     $52,714,502      $33,598,409
                                                                                    ===========      ===========


See accompanying notes

Financial
  Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware S&P 500 Index Fund Consultant Class
                                                              Six Months        Year       1/12/00(1)
                                                               Ended           Ended          to
                                                              3/31/02(4)      9/30/01       9/30/00
                                                             (Unaudited)
Net asset value, beginning of period                          $ 6.140         $ 8.470         $8.500

Income (loss) from investment operations:
Net investment income2                                          0.030           0.063          0.059
Net realized and unrealized loss on investments                 0.629          (2.325)        (0.089)
                                                              -------         -------         ------
Total from investment operations                                0.659          (2.262)        (0.030)
                                                              -------         -------         ------

Less dividends and distributions from:
Net investment income                                          (0.042)         (0.057)            --
Net realized gain on investments                               (0.027)         (0.011)            --
                                                              -------         -------         ------
Total dividends and distributions                              (0.069)         (0.068)            --
                                                              -------         -------         ------

Net asset value, end of period                                $ 6.730          $6.140         $8.470
                                                              =======          ======         ======

Total return(3)                                                10.73%         (26.89%)        (0.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $22,177         $13,600         $5,219
Ratio of expenses to average net assets                         0.52%           0.52%          0.52%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.84%           2.37%          1.83%
Ratio of net investment income to average net assets            0.92%           0.87%          0.95%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly     (0.42%)         (0.98%)        (0.36%)
Portfolio turnover                                                 1%             23%            18%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value anddoes not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(4) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                      Delaware S&P 500 Index Fund Institutional Class
                                                             Six Months    Year        1/12/00(1)
                                                               Ended       Ended          to
                                                              3/31/02(4)  9/30/01       9/30/00
                                                            (Unaudited)
Net asset value, beginning of period                          $ 6.150      $8.480      $ 8.500

Income (loss) from investment operations:
Net investment income(2)                                        0.034       0.072        0.066
Net realized and unrealized loss on investments                 0.627      (2.324)      (0.086)
                                                              -------     -------      -------
Total from investment operations                                0.661      (2.252)      (0.020)
                                                              -------     -------      -------

Less dividends and distributions from:
Net investment income                                          (0.044)     (0.067)          --
Net realized gain on investments                               (0.027)     (0.011)          --
                                                              -------     -------      -------
Total dividends and distributions                              (0.071)     (0.078)          --
                                                              -------     -------      -------

Net asset value, end of period                                $ 6.740     $ 6.150      $ 8.480
                                                              =======     =======      =======

Total return(3)                                                10.74%     (26.77%)      (0.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $30,537     $19,999      $23,905
Ratio of expenses to average net assets                         0.40%       0.40%        0.40%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.72%       2.25%        1.71%
Ratio of net investment income to average net assets            1.04%       0.99%        1.07%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly     (0.30%)     (0.86%)      (0.24%)
Portfolio turnover                                                 1%         23%          18%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects a waiver and payment of fees by the manager.

(4) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Notes                                                Delaware S&P 500 Index Fund
  to Financial Statements                            March 31, 2002 (Unaudited)



Delaware Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four series: the Delaware Balanced Portfolio, the Delaware Growth Portfolio, the Delaware Income Portfolio, and the Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to the Delaware S&P 500 Index Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers two classes of shares, the Delaware S&P 500 Index Fund Consultant Class and the Delaware S&P 500 Index Fund Institutional Class. Neither class has a sales charge.

The investment objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expense was approximately $501 for the period ended March 31, 2002. In addition, the Fund receives earnings credit from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended March 31, 2002. The expenses paid under the above arrangement are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated at the rate of 0.07% of average daily net assets.

DMC has entered into a sub-advisory agreement with State Street Global Advisors, a division of State Street Corporation, with respect to the management of the Fund. For the services provided, DMC pays State Street Global Advisors an annual fee which is calculated at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million, and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees directly to State Street.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions, and extraordinary expenses do not exceed 0.40% of average daily net assets of the Fund through Novemer 30, 2002.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% (currently limited to 0.12% by the Board of Trustees) of the average daily net assets of the Consultant Class.

Notes                                                Delaware S&P 500 Index Fund
  to Financial Statements (continued)



2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2002, the Fund had receivables from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent fees, accounting
   and other expense payable to DSC                               $74,001

Other expenses payable to DMC and affiliates                        6,667

Receivable from DMC under Expense limitation agreement             58,060

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the period ended March 31, 2002, the Fund made purchases of $15,321,593 and sales of $266,086 of investment securities other than U.S. government securities and short-term investments.

At March 31, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2002, the cost of investments was $58,930,672. At March 31, 2002, net unrealized depreciation was $8,582,186, of which $3,640,610 related to unrealized appreciation of investments and $4,941,576 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended March 31, 2002 and the year ended September 30, 2001 were as follows:


                                           March 31, 2002     September 30, 2001
                                             (Unaudited)
Ordinary income                               $ 321,454           $261,744
Long-term capital gain                          127,950                 --
                                              ---------           --------
Total                                         $ 449,404           $261,744
                                              =========           ========
5. Capital Shares

Transactions in capital shares were as follows:
                                                       Six Months
                                                         Ended       Year
                                                        3/31/02      Ended
                                                      (Unaudited)   9/30/01

Shares sold:
  Consultant Class                                     1,595,202   1,973,805
  Institutional Class                                  1,580,846   1,190,174

Shares issued upon reinvestment of
  dividends and distributions:
  Consultant Class                                        24,553       5,975
  Institutional Class                                     33,134      26,702
                                                       ---------   ---------
                                                       3,233,735   3,196,656
                                                       ---------   ---------

Shares repurchased:
  Consultant Class                                      (539,498)   (380,939)
  Institutional Class                                   (336,031)   (782,154)
                                                       ---------   ---------
                                                        (875,529) (1,163,093)
                                                       ---------   ---------
Net increase                                           2,358,206   2,033,563
                                                       =========   =========

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of March 31, 2002, or at any time during the period.

7. Futures Contracts

The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it is closed. Risk of entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. Financial futures contracts open at March 31, 2002 were as follows:

   Contracts             Notional             Expiration            Unrealized
   to Buy                 Cost                   Date                  Loss
----------------        ----------            ----------            ----------
 S&P 500 Index          $2,040,271            June 2002             ($29,171)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                         Contact Information

Charles E. Haldeman, Jr.                     William E. Dodge                            Investment Manager
Chairman                                     Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds         Chief Investment Officer, Equity            Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                            International Affiliate
Walter P. Babich                                                                         Delaware International Advisers Ltd.
Board Chairman                               Jude T. Driscoll                            London, England
Citadel Constructors, Inc.                   Executive Vice President and
King of Prussia, PA                          Head of Fixed Income                        Subadviser
                                             Delaware Investments Family of Funds        SSGA Funds Management, Inc.
David K. Downes                              Philadelphia, PA                            Boston, MA
President and Chief Executive Officer
Delaware Investments Family of Funds         Richard J. Flannery                         National Distributor
Philadelphia, PA                             President and Chief Executive Officer       Delaware Distributors, L.P.
                                             Delaware Distributors, L.P.                 Philadelphia, PA
John H. Durham                               Philadelphia, PA
Private Investor                                                                         Shareholder Servicing, Dividend
Gwynedd Valley, PA                                                                       Disbursing and Transfer Agent
                                                                                         Delaware Service Company, Inc.
John A. Fry                                                                              2005 Market Street
Executive Vice President                                                                 Philadelphia, PA 19103-7094
University of Pennsylvania
Philadelphia, PA                                                                         For Shareholders
                                                                                         800 523-1918
Anthony D. Knerr
Consultant                                                                               For Securities Dealers and
Anthony Knerr & Associates                                                               Financial Institutions
New York, NY                                                                             Representatives Only
                                                                                         800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                    Web site
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

(5969)                                                        Printed in the USA
SA-491 [2/02] BP 5/02                                                      J8124